Derivative Instruments (Interest Rate Caps) (Schedule) (Details) € in Millions	Dec. 31, 2014 EUR (€)
January 2015 — January 2020 735.0 EUR 7.00 Percent [Member] | Interest rate caps purchased [Member] | LGE Financing [Member]
Derivative [Line Items]
Notional amount of derivative	€ 735.0
EURIBOR cap rate	7.00%
January 2015 — January 2020 735.0 EUR 7.00 Percent [Member] | Interest rate caps sold [Member] | UPC Broadband Holding [Member]
Derivative [Line Items]
Notional amount of derivative	€ 735.0
EURIBOR cap rate	7.00%
June 2015 — June 2017 50.0 EUR 4.50 Percent [Member] | Interest rate caps purchased [Member] | Telenet International [Member]
Derivative [Line Items]
Notional amount of derivative	€ 50.0
EURIBOR cap rate	4.50%
December 2017 0.6 EUR 6.50 Percent [Member] | Interest rate caps purchased [Member] | Telenet NV [Member]
Derivative [Line Items]
Notional amount of derivative	€ 0.6
EURIBOR cap rate	6.50%
December 2017 0.6 EUR 5.50 Percent [Member] | Interest rate caps purchased [Member] | Telenet NV [Member]
Derivative [Line Items]
Notional amount of derivative	€ 0.6
EURIBOR cap rate	5.50%